Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense Reconciliation

The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s income tax expense for the year is as follows (in thousands):

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
U.S. tax benefit at statutory rate	$(21,785)	$(11,423)	$(3,495)
U.S. state income tax	(303)	(383)	(105)
State effective rate changes	333	—	—
Permanent differences	1,044	541	748
Deferred tax valuation allowances	22,097	12,758	2,848
Research and development credit	(1,885)	(1,073)	—
Other	499	(420)	4

Income tax expense	$—	$—	$—

Net Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities consisted of the following at December 31 (in thousands):

	2014	2013	2012
Deferred income tax assets:
Net operating loss carryforwards	$31,224	$14,325	$4,519
Research and development credit carryforwards	5,196	2,403	114
Stock compensation	3,425	860	160
Other	190	52	—

Total deferred tax assets	40,035	17,640	4,793
Valuation allowance	(39,554)	(17,457)	(4,718)

Total deferred tax assets, net	481	183	75
Deferred income tax liabilities:
Depreciation and amortization	(481)	(183)	(75)

Total deferred tax assets, net	$—	—	—